Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of comprehensive income
CONSOLIDATED NET INCOME	$ (7,336)	$ 11,438	$ 11,550
Other comprehensive income
Actuarial gains and losses	(212)	(192)	(12)
Change in fair value of investments in equity instruments	533	142
Tax effect	65	53	13
Currency translation adjustment generated by the parent company	7,541	(1,533)	(4,022)
ITEMS NOT POTENTIALLY RECLASSIFIABLE TO PROFIT AND LOSS	7,927	(1,530)	(4,021)
Currency translation adjustment	(4,645)	740	1,113
Cash flow hedge	(313)	(599)	25
Variation of foreign currency basis spread	28	1	(80)
Share of other comprehensive income of equity affiliates, net amount	(1,831)	408	(540)
Other	(8)	(3)	(5)
Tax effect	72	202	14
ITEMS POTENTIALLY RECLASSIFIABLE TO PROFIT AND LOSS	(6,697)	749	527
TOTAL OTHER COMPREHENSIVE INCOME (NET AMOUNT)	1,230	(781)	(3,494)
COMPREHENSIVE INCOME	(6,106)	10,657	8,056
Group share	(6,312)	10,418	8,021
Non-controlling interests	$ 206	$ 239	$ 35